Provisions	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Provisions

24. Provisions

	As at June 30
(US dollars in thousands)	2026	2025 *restated	2024
Current provisions
Employee entitlements	-	43	11
Fiscal	2,392	1,620	2,038
Litigation	1,348	811	181
Warranty	-	-	-
Total current provisions	3,740	2,474	2,230
Non-current provisions
Employee entitlements	18	17	13
Litigation		-	44
Total non-current provisions	18	17	57

Total provisions	3,758	2,491	2,287

A dispute arose between VivoPower PLC and Accès Industriel Mining, Inc. (“Accès”) concerning the supply and installation of electric vehicle conversion equipment under a distribution agreement dated 17 June 2021. In October 2025, the parties entered into a settlement agreement without admission of liability, providing for settlement payments and the release of claims arising from the dispute.

The agreement’s payment schedule provided for cash instalments totaling US$596,921, together with a conditional additional payment of US$35,000 if earlier instalments were not settled promptly. According to management’s settlement reconciliation, Accès offered a US$39,692 reduction for full settlement, resulting in total cash payments of US$557,229. The Company paid US$100,000 on 3 November 2025, US$100,000 on 8 January 2026 and a final payment of US$357,229 on 2 July 2026, subsequent to the financial year ended 30 June 2026.

In our FY23 accounts, a provision of $1 million was made for the potential failure to convince HMRC that the VAT claims made by VivoPower PLC (PLC) were correct and should be refunded to the company. During FY24, HMRC cancelled the VAT Registration for PLC on the basis that the claim had no merit. Post year-end, PLC has lodged a formal appeal with HMRC and is currently considering further options, which may include seeking a Tribunal hearing if necessary.

Also, in FY24 HMRC cancelled the VAT registration of VivoPower Services Ltd (VISL) due to outstanding payments. Post year end VISL has lodged a formal appeal with HMRC. Should this appeal fail we then plan to insist on a Tribunal hearing.

Additionally, post-year end both PLC and VISL have engaged a UK based legal firm specializing in solving VAT issues with HMRC.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated. For FY24, this provision is no longer required as the acquirer of Kenshaw has taken responsibility for this.

Employee entitlements during the year include provisions for annual leave.

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2024	24	-	2,038	225	-	2,287
Foreign exchange	(1)	-	-	-	-	(1)
Additional provisions	37	-	155	811	-	1,003
Reclassification/netting against VAT receivable			(573)			(573)
Provisions utilized	-	-	-	(225)	-	(225)
At June 30, 2025	60		1,620	811	-	2,491
Foreign exchange	(42)					(42)
Additional provisions			772	537		1,309
At June 30, 2026
	18		2,392	1,348		3,758